Consolidated Statements of Operations and Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenues
Revenues	$ 7,780	$ 7,225
Costs
Purchased power (includes $2,396 related party costs; 2021 - $2,252) (Note 28)	3,724	3,579
Operation, maintenance and administration (Note 28)	1,258	1,112
Depreciation, amortization and asset removal costs (Note 4)	966	922
Total costs	5,948	5,613
Income before financing charges and income tax expense	1,832	1,612
Financing charges (Note 5)	486	461
Income before income tax expense	1,346	1,151
Income tax expense (Note 6)	288	178
Net income	1,058	973
Other comprehensive income (Note 7)	23	17
Comprehensive income	1,081	990
Net income attributable to:
Noncontrolling interest (Note 27)	8	8
Common shareholders, basic	1,050	965
Common shareholders, diluted	1,050	965
Net income	1,058	973
Comprehensive income attributable to:
Noncontrolling interest (Note 27)	8	8
Common shareholders	1,073	982
Comprehensive income	$ 1,081	$ 990
Earnings per common share (Note 25)
Basic (in dollars per share)	$ 1.75	$ 1.61
Diluted (in dollars per share)	1.75	1.61
Dividends per common share declared (Note 24) (in dollars per share)	$ 1.11	$ 1.05
Distribution [Member]
Revenues
Revenues	$ 5,660	$ 5,359
Transmission [Member]
Revenues
Revenues	2,077	1,824
Other Revenue [Member]
Revenues
Revenues	$ 43	$ 42